Note 9 - Options and Warrants to Purchase Common Stock (Details) - Significant Assumptions Relating to the Valuation of Stock Options (Employee Stock Option [Member])	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Employee Stock Option [Member]
Note 9 - Options and Warrants to Purchase Common Stock (Details) - Significant Assumptions Relating to the Valuation of Stock Options [Line Items]
Dividend Yield	0.00%	0.00%
Expected Life (years)	5 years 219 days	5 years 73 days
Expected Volatility	51.00%	58.00%
Risk Free Interest Rate	1.47%	1.60%